Share Based Compensation	12 Months Ended
Dec. 31, 2010
Share Based Compensation [Abstract]
SHARE BASED COMPENSATION
12. SHARE BASED COMPENSATION
On February 28, 2003, the Company adopted a share option plan (“2003 Option Plan”) under which the directors of the Company may, at their discretion, grant options to acquire ordinary shares to any senior executives (including directors) and employees of the Company and/or its subsidiaries. Share options vest annually over a period of 4 years and once vested can be exercised within 5 years from the date of grant. The 2003 Option Plan provides for the issuance of options of the Company’s ordinary shares in the amount of up to 5% of total ordinary and preferred shares outstanding. On May 30, 2005, the Company adopted a board resolution to increase shares reserved under the share option plan to 6% of total ordinary and preferred shares outstanding. On March 30, 2006, the Company adopted a shareholders resolution to increase shares reserved for the share options plan to 9% of total ordinary and preferred shares outstanding. This represented 4,784,226 options based on the then outstanding ordinary shares, which have been fully issued.
In July 2006, the Company also issued 1,020,000 shares of restricted stocks to certain current senior managers to replace the option awards previously granted under the 2003 Option Plan. The restricted stocks were exercisable immediately upon issuance. However, the vesting and other requirements imposed on these restricted stocks were identical to the terms under the original option awards, and therefore, the modification did not result in any incremental compensation cost. At December 31, 2010, there was no deferred compensation costs related to restricted stocks. Share-based compensation expenses associated with restricted stocks were RMB 903, RMB 771 and RMB 130 during the years ended December 31, 2008, 2009 and 2010, respectively. The weighted average remaining contractual life was zero for restricted stock grants outstanding at December 31, 2010.
Changes in the restricted stock grants in 2010 were as follows:

Weighted
	Number of	Average
	Restricted	Grant-Date
	Stocks	Fair Value (US$)
Outstanding at the beginning of the year	75,000	US$	2.72
Granted	—		—
Vested	(75,000)	US$	2.72
Forfeited	—		—

Outstanding and unvested at the end of the year	—	US$	—

On October 2, 2006, the Company adopted a share incentive plan (“2006 Share Incentive Plan”) under which the directors of the Company may, at their discretion, grant awards to employees, directors and consultants of our company or any of our related entities, which include our subsidiaries or any entities in which we hold a substantial ownership interest. Such awards include 1) share options; 2) restricted shares, which represent non-transferable ordinary shares, that may be subject to forfeiture; 3) restricted share units, which represent the right to receive the Company’s ordinary shares at a specified date in the future, which may be subject to forfeiture; 4) share appreciation rights, which provide for payment to the grantee based upon increases in the price of our ordinary shares over a set base price; and 5) dividend equivalent right, which represent the value of the dividends per share that the Company pay. The term of an award shall not exceed 10 years from the date of the grant, except that 10 years is the maximum term of share option granted. The term of each award will be stated in the award agreement. As of December 31, 2010, the number of ordinary shares that may be issued under the 2006 Share Incentive Plan is up to 9,633,500 options. The 2006 Share Incentive Plan will expire in 2016. The characteristics of the awards granted during 2006 under this plan are similar to the awards granted under the 2003 Option Plan.
In March 2008, the Company granted 1,093,200 share options to its employees and directors under 2006 Share Incentive Plan, which had a grant date fair value of US$ 3.1826 per option.
The Company entered into an option cancellation and replacement (“modification”) agreement for all unvested options under the 2006 Share Incentive Plan as of October 27, 2008 and adjusted the exercise price to the then current market price of US$ 3.63. The Company modified 2,443,000 share options with an incremental value of US$ 1.2415, US$ 1.2601, US$ 1.2588 and US$ 0.9830 per option for 26/12/2006 program, 20/04/2007 program, 21/12/2007 program and 27/03/2008 program, respectively. The modification had an immaterial impact on 2008 stock compensation expense and will increase stock compensation expenses by US$ 4,628 thousand from 2009 to 2012.
On October 27, 2008, the Company granted 280,000 share options to its employees under 2006 Share Incentive Plan, which had a fair value of US$ 1.3942 per option.
On July 14, 2009 and October 30, 2009, the Company granted 1,416,000 and 220,000 share options to its employees under 2006 Share Incentive Plan, which had a fair value of US$ 3.2313 and US$ 6.4533 per option, respectively.
On March 19, 2010, June 21, 2010 and November 10, 2010, the Company granted 1,760,500, 120,000 and 109,000 share options to its employees under 2006 Share Incentive Plan, which had a fair value of US$ 8.1764, US$ 12.176 and US$ 11.594 per option, respectively.
The following summarizes the Company’s share option activity under the 2003 Option Plan and 2006 Share Incentive Plan as of and for the year ended December 31, 2008, 2009 and 2010:

				Weighted-
				average
		Weighted Average		remaining	Aggregate Intrinsic
		Exercise Price		contractual	Value
	Options	(US$)		life (years)	(US$ millions)

Outstanding as of January 1, 2008	4,328,402	US$	8.8284	3.5	US$	38.9
Granted	1,373,200	US$	8.4543
Exercised	(510,124)	US$	1.1731
Forfeited	(86,808)	US$	12.5086
Cancelled	(2,444,000)	US$	14.0088
Modified	2,443,000	US$	3.6300

Outstanding as of December 31, 2008	5,103,670	US$	4.4353	3.6	US$	(0.74)
Vested and exercisable as of December 31, 2008	1,512,594	US$	6.3937	2.2	US$	(3.18)

Outstanding as of December 31, 2008	5,103,670	US$	4.4353	3.6	US$	(0.74)
Granted	1,636,000	US$	8.1315
Exercised	(1,387,388)	US$	3.1468
Forfeited	(132,650)	US$	4.4636
Cancelled	(23,500)	US$	17.3629

Outstanding as of December 31, 2009	5,196,132	US$	5.8839	3.5	US$	61.27
Vested and exercisable as of December 31, 2009	1,273,212	US$	7.0255	2.4	US$	13.56

Outstanding as of December 31, 2009	5,196,132	US$	5.8839	3.5	US$	61.27
Granted	1,989,500	US$	16.8005
Exercised	(1,337,574)	US$	6.8249
Forfeited	(79,630)	US$	10.2435
Cancelled	(1,500)	US$	8.2183

Outstanding as of December 31, 2010	5,766,928	US$	9.3709	3.3	US$	64.06
Vested and exercisable as of December 31, 2010	1,329,628	US$	5.1184	2.1	US$	20.43
The aggregate intrinsic value represents the total intrinsic value based on the Company’s closing stock price of US$ 4.29, US$ 17.68 and US$ 20.48 per share as of December 31, 2008, 2009 and 2010, respectively.
The following is information relating to options outstanding as of December 31, 2010:

			Outstanding		Exercisable
				Weighted-
	Weighted-			average		Weighted-
	average grant			remaining		average
	date fair value of		Number of	contractual	Number of	remaining
Exercise price	ordinary shares		shares	life (years)	shares	contractual
US$2.7200	US$	2.7200	225,500	0.21	225,500	0.21
US$3.2000	US$	3.2000	11,250	0.5	11,250	0.5
US$5.5000	US$	5.5000	188,452	0.75	188,452	0.75
US$16.640	US$	16.640	4,500	0.98	4,500	0.98
US$17.390	US$	17.390	70,200	1.30	70,200	1.30
US$3.6300	US$	3.6300	1,955,676	2.82	666,126	2.82
US$7.3300	US$	7.3300	1,160,100	3.53	128,850	3.53
US$13.290	US$	13.290	196,750	3.83	34,750	3.83
US$16.165	US$	16.165	1,727,500	4.21	—
US$20.515	US$	22.975	120,000	4.86	—
US$22.975	US$	22.975	107,000	4.86	—

			5,766,928		1,329,628

In connection with the share options granted during the years ended December 31, 2008, 2009 and 2010, the Company recognized share-based compensation expense of RMB 23,941, RMB 31,238 and RMB 53,142, respectively. As of December 31, 2010, there was RMB 156,902 of unrecognized share-based compensation cost related to unvested share options which is expected to be recognized over a weighted average period of 2.65 years.
The Company calculated the estimated fair value of share options on the date of grant using the Black-Scholes pricing model with the following assumptions:

	2008	2009	2010
Risk-free interest rate (1)	1.63% to 2.15%	1.76% to 1.81%	0.795% to 1.905%
Expected life (years) (2)	2.2 to 4.5	3 to 4.5	3 to 4.5
Expected dividend yield (3)	—	—	—
Expected Volatility (4)	40.12% to 63.14%	57.29% to 64.24%	67.32% to 68.92%

(1)	The risk-free interest rates are based on the US Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.

(2)	The expected life of share options is based on historical exercise patterns, for options granted since 2009 which the Company has historical data of and believes are representative of future behavior.

(3)	The Company has no history or expectation of paying dividends on its ordinary share.

(4)
For the year ended December 31, 2010, the Company estimates the volatility of its ordinary shares at the date of grant based on the historical volatility and implied volatility of comparable companies and itself for a period equal to time from the grant date to the assumed exercised date of the respective options in accordance with the vesting schedule.